Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Acorn Fund
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Acorn Fund
Class Name	Columbia Variable Portfolio – Acorn Fund
Trading Symbol	WUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn Fund	$ 45	0.92% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92% [1]
Net Assets	$ 467,391,012
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 467,391,012
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.2%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.2%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%

[1]	Annualized.